UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                  Investment Company Act file number 811-09935


                             BMO Partners Fund, L.P.

              (Exact name of registrant as specified in charter)

                  360 Madison Avenue, 20th Floor, New York, NY 10017

               (Address of principal executive offices) (Zip code)

                                Dan I. Abrams
                           BMO Partners Fund, L.P.
              360 Madison Avenue, 20th Floor, New York, NY 10017

       Registrant's telephone number, including area code: 212-661-2640


                     Date of fiscal year end: December 31


                    Date of reporting period: June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                             FINANCIAL STATEMENTS
                                      AND
                             FINANCIAL HIGHLIGHTS

                                 JUNE 30, 2003

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)



                                   CONTENTS



                                                                       Page
                                                                       ----

Financial Statements and Notes
  Statement of Assets and Liabilities                                    1
  Schedule of Investments in Securities                                2 - 5
  Statement of Operations                                                6
  Statements of Changes in Net Assets                                    7
  Notes to Financial Statements                                        8 - 11

Financial Highlights                                                  12 - 13

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                      STATEMENT OF ASSETS AND LIABILITIES

                                 JUNE 30, 2003

Assets
  Investments in securities, at fair value (cost $14,169,548)..  $   23,601,313
  Cash equivalents.............................................       1,346,314
  Dividends and interest receivable............................          21,796
                                                                 --------------

    Total assets...............................................      24,969,423
                                                                 --------------

Liabilities
  Accrued liabilities..........................................          70,113
                                                                 --------------

    Total liabilities..........................................          70,113
                                                                 --------------

Net assets                                                       $   24,899,310

Analysis of Net Assets:
  Partners' capital contributions and withdrawals, net.........  $    5,271,436
  Accumulated net investment income and net realized
    gain on investments....................                          10,196,109
  Accumulated net unrealized appreciation......................       9,431,765
                                                                 --------------

  Net assets (equivalent to $8.60 per unit based on
    2,895,174 units outstanding)............                     $   24,899,310
                                                                 ==============



                       See notes to financial statements

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES

                                 JUNE 30, 2003

                                                         Principal
                                                         Amount or      Fair
                                                          Shares       Value
                                                          ------       -----
Securities by industry
Common stocks (93.01%) (a)
  Energy (9.07%)
    Oil and gas
      Burlington Resources Inc..........................  27,142    $ 1,467,568
      Noble Drilling....................................  23,000        788,900
                                                                    -----------
                                                                      2,256,468

  Industrials (31.47%)
    Aerospace and defense
      Raytheon Co.......................................  16,000        525,440

    Electrical equipment
      Dover Corporation.................................  18,000        539,280
      Emerson Electric Company..........................  15,500        792,050
      Garmin Ltd........................................  16,700        666,330
      Hubbell Inc. Cl B.................................  16,700        552,770
      Graftech International Ltd........................  65,000        354,250
      Molex Incorporated................................  39,118        905,582
      Solectron Corp....................................  67,700        253,198
      Flextronics International Ltd.....................  17,000        177,310

    Industrial Conglomerates
      Tyco International Ltd............................  22,960        435,781
      General Electric Company..........................  20,820        597,118
      Idex Corporation..................................   2,610         94,586


                       See notes to financial statements

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                                 JUNE 30, 2003

                                                         Principal
                                                         Amount or      Fair
                                                          Shares       Value
                                                          ------       -----

Securities by industry (continued)
Common stocks (93.01%) (a) (continued)
  Industrials (31.47%) (continued)
    Industrial Conglomerates (continued)
      Roper Industries Inc..............................  30,390      1,130,508
      Cabot Corp........................................   8,300        238,210

    Road and rail
      Union Pacific Corp................................   9,900        574,398
                                                                    -----------
                                                                      7,836,811
  Consumer discretionary (6.48%)
    Media
      Liberty Media Corp................................  87,940      1,016,586
      Scholastic........................................  20,060        597,387
                                                                    -----------
                                                                      1,613,973
  Healthcare (15.48%)
    Pharmaceuticals
      Abbott Laboratories...............................  22,720        994,227
      Baxter International..............................  16,000        416,000
      Johnson & Johnson.................................  24,000      1,240,800
      Pfizer............................................  29,550      1,009,132
      Vertex Pharmaceuticals, Inc.......................  13,300        194,579
                                                                    -----------
                                                                      3,854,738



                       See notes to financial statements

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                                 JUNE 30, 2003


                                                         Principal
                                                         Amount or      Fair
                                                          Shares       Value
                                                          ------       -----

Securities by industry (continued)
Common stocks (93.01%) (a) (continued)
  Financials (17.25%)
    Banks
      Seacoast Banking Corp.............................  24,960        430,061

    Diversified Financials
      American Express Co...............................  29,070      1,215,417
      Citigroup Inc.....................................  11,564        494,939
      CIT Group Inc.....................................  18,200        448,630
      Progressive Corp..................................   7,700        562,870
      Berkshire Hathaway Inc., Class 'B'................     197        478,710
      Leucadia National Corp............................  17,880        663,705
                                                                    -----------
                                                                      4,294,332

  Insurance (12.31%)
      American International Group, Inc.................  26,790      1,478,272
      Arch Cap Group Ltd................................  18,000        624,240
      HCC Insurance Holding, Inc........................  32,550        962,503
                                                                    -----------
                                                                      3,065,015



                       See notes to financial statements

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                                 JUNE 30, 2003

                                                         Principal
                                                         Amount or      Fair
                                                          Shares       Value
                                                          ------       -----
Securities by industry (continued)
Common stocks (93.01%) (a) (continued)
  Information technology (.95%)
    Electronic equipment and instruments
        Mercury Computer Systems, Inc...................  13,000        236,600
                                                                   ------------

         Total common stocks............................             23,157,937
                                                                   ------------

U.S. government obligations (1.78%) (a)
  Fixed income
    U.S. government and agency bonds
      United States Treasury Note DD 11/15/98
      4.750% due 11/15/08............................... 400,000        443,376
                                                                   ------------

         Total 94.79% (cost $14,169,548)................           $ 23,601,313
                                                                   ============


(a) Percentage of net assets on the statement of assets and liabilities.


                       See notes to financial statements

                             BMO PARTNERS FUND, L.P.
                        (A Delaware Limited Partnership)

                             STATEMENT OF OPERATIONS

                         SIX MONTHS ENDED JUNE 30, 2003

Investment income
  Dividends.....................................................   $    120,798
  Interest......................................................          9,500
                                                                   ------------
    Total income................................................        130,298
                                                                   ------------

Expenses
  Investment advisory fees......................................         41,113
  Professional fees
    Legal.......................................................         13,930
    Accounting..................................................         20,644
  Directors' fees...............................................          5,000
  Banking and custodial fees....................................          6,418
  Filing fees...................................................            100
  Errors and omissions insurance................................         20,890
                                                                   ------------
    Total expenses..............................................        108,095
                                                                   ------------

    Net investment income.......................................         22,203
                                                                   ------------

Realized loss and unrealized gain from investments
  Net realized loss from investments............................         (5,872)
  Net change in unrealized appreciation on investments..........      1,542,391
                                                                   ------------

    Net realized loss and unrealized gain from investments......      1,536,519
                                                                   ------------

Net increase in net assets resulting from operations............   $  1,558,722
                                                                   ============


                       See notes to financial statements

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                      STATEMENTS OF CHANGES IN NET ASSETS

                        SIX MONTHS ENDED JUNE 30, 2003
                       AND YEAR ENDED DECEMBER 31, 2002

                                                           2003          2002
                                                       (Unaudited)    (Audited)
                                                       -----------    ---------
Increase (decrease) in net assets from
  operations
  Investment income - net.........................   $    22,203   $    63,814
  Net realized loss from investments..............        (5,872)     (335,331)
  Net change in unrealized appreciation
    (depreciation) on investments.................     1,542,391    (5,827,200)
                                                     -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations...................     1,558,722    (6,098,717)

Unit share transactions, net......................       (92,263)      165,823
                                                     -----------   -----------

Total increase (decrease).........................     1,466,459    (5,932,894)

Net assets - beginning of period..................    23,432,851    29,365,745
                                                     -----------   -----------

Net assets - end of period........................   $24,899,310   $23,432,851
                                                     ===========   ===========



                       See notes to financial statements

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS



NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

         Nature of Business
         ------------------

         BMO Partners Fund, L.P. ("Partnership") is registered under the Investment Company Act of 1940 as a closed-end management investment company. The Partnership was organized under the laws of the State of Delaware in 1991 as a limited partnership for the purpose of investing in publicly traded equity and debt securities. The Partnership maintains its general office in New York City.

         Security Valuation
         ------------------

         Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

         Repurchase Offers
         -----------------

         The Partnership has adopted a fundamental policy pursuant to which each fiscal quarter, the Partnership will offer to repurchase at least 5% and up to 25% of its Units, as determined by the Board of Directors. The repurchase price shall be the per unit net asset value on the repurchase pricing date, which shall be the last business day of the calendar quarter, and payment for all units repurchased pursuant to these offers will be made not later than 7 days after the repurchase pricing date.

         The repurchase offers for the six months ended June 30, 2003 were as follows:

            Date of             Repurchase               Amount
         Repurchase Offer       Offer Amount    Units   Tendered    Month Paid
         ----------------       ------------    -----   --------    ----------

         November 26, 2002     Up to 25% of     34,376  $277,590   January 2003
                             outstanding units
         February 24, 2003     Up to 25% of     79,066  $600,554     April 2003
                             outstanding units
         May 23, 2003          Up to 25% of     26,124  $224,929      July 2003
                             outstanding units

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS



NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         Cash Equivalents
         ----------------

         Cash equivalents consist of amounts held in money market accounts whose fair value approximates their carrying amount. At June 30, 2003 and throughout the period, the Partnership maintained balances in excess of federally insured limits. The Partnership has not experienced any losses in such accounts and believes it is not subject to any significant credit risk with respect to cash equivalents.

         Income Taxes
         ------------

         As a limited partnership, the partners are required to include their proportionate share of the Partnership's taxable income or loss on their respective income tax returns. Accordingly, there is no provision for federal, state or city income taxes in these financial statements.

         The Partnership is not subject to the New York City unincorporated business tax since its sole activity is investing for its own account.

         Use of Estimates
         ----------------

         The preparation of financial statements in conformity with generally accepted accounting principles requires the general partner to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         Other
         -----

         The Partnership records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Realized gains and losses from securities transactions are recorded on a specific identification basis.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS



NOTE 2 - INVESTMENT TRANSACTIONS

         Purchases and sales of investment securities (excluding U.S. government obligations) were $164,228 and $140,624, respectively.

         The U.S. federal income tax basis of the Partnership's investments at June 30, 2003 was $14,169,548 and net unrealized appreciation for U.S. federal income tax purposes was $9,431,765.

NOTE 3 - UNIT SHARE TRANSACTIONS

         As of June 30, 2003 and December 31, 2002, there were 2,895,174 and 2,908,616 units outstanding, respectively. Transactions in units were as follows:

                                    Unit Shares               Amount
                          ------------------------   --------------------------
                            For the     For the       For the        For the
                          Six Months      Year       Six Months       Year
                             Ended       Ended         Ended          Ended
                           June 30,   December 31,    June 30,     December 31,
                             2003         2002         2003            2002
                             ----         ----         ----            ----

         Units/Amount
           Sold             100,000      303,312    $ 785,881    $ 2,944,164

         Units/Amount
           Repurchased      113,442      283,653      878,144      2,778,341
                          ---------   ----------    ---------    -----------

         Net                 13,442       19,659    $  92,263    $   165,823
                          =========   ==========    =========    ===========

NOTE 4 - INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATE

         The Partnership receives investment management and advisory services under a management agreement (the "Agreement") that provides for fees to be paid at an annual rate of 1% of the first $5,000,000 in average daily net assets, 0.75% on the second $5,000,000 in average daily net assets, and 0.50% in average daily net assets over $10,000,000. A partner of the Partnership is also a partner of the investment adviser. Fees paid to the investment adviser were $41,113 for the six months ended June 30, 2003.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS

NOTE 4 - INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATE (CONTINUED)

         The current agreement provides for an expense reimbursement from the investment adviser if the Partnership's total annual expenses exceed .93% of the Partnership's net asset value. The expense cap limitation is at the discretion of the investment adviser and the Board of Directors and can be waived voluntarily at any time. During the six months ended June 30, 2003, the investment adviser voluntarily waived $36,299.

NOTE 5 - BOARD OF DIRECTORS FEES

         Directors are compensated at an annual retainer rate of $3,000 plus $500 per meeting attended plus out-of-pocket expenses. Board of directors fees paid for the six months ended June 30, 2003 were $5,000.

NOTE 6 - CONCENTRATIONS OF CREDIT RISK

         Financial instruments that potentially subject the Partnership to concentrations of credit risk consist primarily of cash equivalents and investments. The Partnership maintains cash and cash equivalents, short and long-term investments and other financial instruments at a major financial institution.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                             FINANCIAL HIGHLIGHTS

                                               Six Months
                                                  Ended                    Year Ended December 31,
                                                June 30,     -----------------------------------------------------
                                                  2003*         2002       2001        2000**    1999***   1998***
                                                  -----         ----       ----        ------    -------   -------
                                              (Unaudited)    (Audited)

Per Unit Share Operating Performance
(For a unit share outstanding throughout the period):

  Net asset value, beginning of period......   $    8.06    $   10.16    $   10.71    $   10.00   $   --    $   --
                                               ---------    ---------    ---------    ---------   ------    ------

Income (loss) from investment operations:
  Net investment income.....................        0.01         0.02         0.04         0.01       --        --
  Net realized and unrealized gain (loss)
    on investment transactions..............        0.53        (2.12)       (0.59)        0.70       --        --

    Total income (loss) from investment
      operations............................        0.54        (2.10)       (0.55)        0.71       --        --

Net asset value, end of period..............   $    8.60    $    8.06    $   10.16    $   10.71   $   --    $   --
                                               =========    =========    =========    =========   ======    ======

Total return................................        6.70%      (20.67)%      (5.14)%       7.10%      --        --


                       See notes to financial statements

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                             FINANCIAL HIGHLIGHTS
                                  (CONTINUED)

                                               Six Months
                                                  Ended                    Year Ended December 31,
                                                June 30,     -----------------------------------------------------
                                                  2003*         2002       2001        2000**      1999***      1998***
                                                  -----         ----       ----        ------      -------      -------
                                              (Unaudited)    (Audited)


Supplemental Data:
  Net assets, end of period......             $24,899,310   $23,432,851  $29,365,745  $31,644,252  $31,383,636  $30,174,970

  Ratio to average net assets:
    Expenses.....................               0.45%****     0.91%****    0.67%****         0.99%        0.81%        0.78%
    Net investment income........               0.09%****     0.24%****    0.36%****         0.08%        0.52%        0.85%
  Portfolio turnover rate........               0.60%        10.89%        7.62%            27.19%       15.91%       15.09%


* Not annualized for periods less than one year.

** Period from May 9, 2000 (inception) to December 31, 2000.

*** Per unit share operating performance is not presented for the years 1999 and 1998 due to the conversion of partners' contributions into investment units in 2000. The fund became a registered investment fund as of May 9, 2000 and began utilizing the unitized net asset value method after this date. Thus, the per unit share operating performance calculation is not applicable for periods prior to May 9, 2000.

**** Such percentages are after advisory fee waivers. The advisor voluntarily waived a portion of its advisory fee (equal to .15%, .26% and .16% of average net assets) in 2003, 2002 and 2001, respectively.


                       See notes to financial statements

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX99.CERT.

(b)      Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  BMO Partners Fund, L.P.

By:          /s/ Dan I. Abrams
             -------------------------------------------
                 Dan I. Abrams
                 Treasurer and Chief Financial Officer
                 (principal financial officer)



By:          /s/ John C. Beck
             ------------------------------------------
                 John C. Beck
                 President and Chief Executive Officer
                 (principal executive officer)

Date:        September 3, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:          /s/ Dan I. Abrams
             -------------------------------------------
                 Dan I. Abrams
                 Treasurer and Chief Financial Officer
                 (principal financial officer)



By:          /s/ John C. Beck
             ------------------------------------------
                 John C. Beck
                 President and Chief Executive Officer
                 (principal executive officer)


Date:        September 3, 2003